Share Capital	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
On December 11, 2023, the Company received approval from the TSX to renew its Normal Course Issuer Bid (NCIB), enabling it to purchase up to 2,281,339 common shares during the period December 13, 2023, to December 12, 2024. The Company also has an Automatic Share Purchase Plan (ASPP) which allows a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the NCIB at any time during predetermined trading blackout periods. During 2023, 129,036 (2022 – 1,085,676) common shares were repurchased for cancellation pursuant to the NCIB at a cost of $10.0 (2022 – $65.3). As at December 31, 2023 and December 31, 2022, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

During 2023, the Company completed a public offering and issued 3,108,450 common shares from treasury, at a price of $92.50 for gross proceeds of $287.5 ($277.8 net of transaction costs).

Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below sets out the dividends paid in 2023.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 10, 2022	December 30, 2022	January 17, 2023	0.180	20.0
February 22, 2023	March 31, 2023	April 17, 2023	0.195	21.7
May 10, 2023	June 30, 2023	July 17, 2023	0.195	21.6
August 9, 2023	September 29, 2023	October 16, 2023	0.195	21.6
November 9, 2023	December 29, 2023	January 16, 2024	0.195	—

At December 31, 2023, trade and other payables included $22.3 (2022 – $20.0) related to the dividends declared on November 9, 2023.

Share-based payment transactions
The Company has a long-term incentive program, which allows for the issuance of RSUs, PSUs, share options, and share appreciation rights. The Company also has a DSUs plan for the board of directors.

During 2023, the Company recognized a net share-based compensation expense of $60.1 (2022 – $26.0), in administrative and marketing expenses in the consolidated statements of income, comprised of share-based compensation expense of $75.6 (2022 - $30.2) offset by a hedge impact of $15.5 (2022 - $4.2) (note 24).
a)Share options
All share options outstanding at the beginning of the year of 281,061, have been fully exercised or expired on May 15, 2023.

b)Cash-settled share-based payments

	December 31, 2023			December 31, 2022
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	395,725	785,489	229,282	406,762	862,032	200,411
Granted and adjusted dividends	121,498	183,388	26,146	150,591	263,434	28,871
Paid	(127,173)	(284,209)	(24,081)	(148,327)	(318,058)	—
Forfeited	(14,450)	(25,844)	—	(13,301)	(21,919)	—
Units, end of year	375,600	658,824	231,347	395,725	785,489	229,282

Restricted share units
Under the Company’s long-term incentive program, certain officers and employees may be granted RSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date, and the fair value is determined based on the trading price of the Company's common shares. For units that vest upon completing a three-year service condition, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2023, the Company granted 118,259 RSUs (2022 - 145,884) at a fair value of $9.5 (2022 - $8.0) and 127,173 RSUs were paid at a value of $10.2 (2022 - 148,327 RSUs were paid at a value of $8.0). At December 31, 2023, the obligations accrued for RSUs were $20.2 (2022 - $12.7) included in other liabilities (note 19).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. The number of units that vest upon completing a three-year service condition, is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives. The objectives include a return on equity target for a 60% weighting and a total shareholder return relative to the Company's peer group for a 40% weighting.

The fair value of these units is measured using the Monte Carlo method. For units that vest upon completing a three-year service condition that starts after the grant date, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2023, 177,897 PSUs (2022 - 253,938) were granted at a fair value of $15.7 (2022 - $14.5) and 284,209 PSUs were paid at a value of $28.2 (2022 - 318,058 PSUs at a value of $15.3). At December 31, 2023, the obligations accrued for PSUs were $51.5 (2022 – $32.8) included in other liabilities (note 19).

Deferred share units
The directors of the board receive DSUs and once certain requirements are met, on an annual basis, the directors may elect to allocate their compensation between DSUs and cash payment (to a maximum of 70%), less withholding amounts. These units vest on their grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. The fair value is determined based on the trading price of the Company's common shares and are paid in cash to the directors of the board on their death or retirement. Cash payment is determined at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month.

During 2023, 26,146 DSUs (2022 – 28,871) were granted at a fair value of $1.9 (2022 – $1.6), based on the closing market price of the Company’s common shares at the grant date. At December 31, 2023, the outstanding and vested DSUs had a fair value of $23.8 (2022 – $14.9) included in other liabilities (note 19).